ENVIRONMENTAL MATTERS	12 Months Ended
Dec. 31, 2022
Environmental Matters [Abstract]
DisclosureForEnvironmentRelatedExpenseExplanatory [Text Block]
NOTE 21. ENVIRONMENTAL MATTERS

Environment Management

For Arauco, sustainability means management strategy. This strategy incorporates values, commitments and standards, that together with the adoption of best practices as well as the use of the latest available technologies, seek to continuously improve the Company’s environmental management. It is the environmental department and each of its specialists that ensure these guidelines are met and are put into practice in everyday company operations.

All Arauco’s production units have certified environmental management systems, which reinforce the Company’s commitment to environmental performance and ensure the traceability of all raw materials used.

Arauco uses several supplies in its productive processes such as wood, chemical products, and water, etc., which in turn produce liquid and gas emissions. As a way to make the Company’s environmental management more efficient, significant progress has been made to reduce consumption and emissions.

Environmental investments have been made related to the control of atmospheric emissions, process improvements, water and waste management, as well as effluent treatment, in order to improve the environmental performance of all Arauco’s business units.

These investments are reflected in the consolidated financial statements as property, plant and equipment when they refer to disbursements in major works executed and are reflected in Expenses when they refer to improvements or management not directly associated with investment projects.

Detail information of disbursements related to the environment

As of December 31, 2022 and 2021 Arauco has made and / or has committed the following disbursements in major environmental projects:

12-31-2022		Disbursements undertaken 2022				Committed Disbursements
		State	Amount	Asset	Asset/expense	Amount	Estimated
Company	Name of project	of project	ThU.S.$	Expense	destination item	ThU.S.$	date
Celulosa Arauco y Constitucion S.A.	Environmental improvement studies	In process	6,898	Assets	Property, plant and equipment	2,029	2023
Celulosa Arauco y Constitucion S.A.	Investment projects for the control and management of hazardous liquids and water energy optimization of industrial plants	In process	1,540	Assets	Property, plant and equipment	10,677	2023
Celulosa Arauco y Constitucion S.A.	Investment projects for the control and management of gas emissions from industrial process	In process	167	Assets	Property, plant and equipment	687	2023
Celulosa Arauco y Constitucion S.A.	Expansion of solid industrial waste dumpsite for management of these in the future	In process	68	Assets	Property, plant and equipment	632	2023
Celulosa Arauco y Constitucion S.A.	Environmental improvement studies	In process	12,506	Expense	Operating cost	-	2023
Celulosa Arauco y Constitucion S.A.	Expansion of solid industrial waste dumpsite for management of these in the future	In process	13,556	Expense	Operating cost	-	2023
Arauco Argentina S.A.	Investment projects for the control and management of hazardous liquids and water energy optimization of industrial plants	In process	119	Assets	Property, plant and equipment	169	2023
Arauco Argentina S.A.	Expansion of solid industrial waste dumpsite for management of these in the future	Finished	427	Assets	Property, plant and equipment	-	2022
Arauco Florestal Arapoti S.A.	Environmental improvement studies	Finished	724	Assets	Property, plant and equipment	-	2022
Arauco Industria de Paineis S.A.	Investment projects for the control and management of hazardous liquids and water energy optimization of industrial plants	In process	4,102	Assets	Property, plant and equipment	8	2023
Arauco Industria de Paineis S.A.	Investment projects for the control and management of hazardous liquids and water energy optimization of industrial plants	Finished	366	Assets	Property, plant and equipment	-	2022
Forestal Arauco S.A.	Environmental improvement studies	In process	1,648	Expense	Operating cost	124	2023
Maderas Arauco S.A.	Investment projects for the control and management of hazardous liquids and water energy optimization of industrial plants	In process	47	Assets	Property, plant and equipment	295	2023
Maderas Arauco S.A.	Investment projects for the control and management of hazardous liquids and water energy optimization of industrial plants	Finished	687	Expense	Operating cost	-	2022
Arauco North America, Inc	Investment projects for the control and management of gas emissions from industrial process	In process	684	Assets	Property, plant and equipment	1,651	2023
Arauco North America, Inc	Investment projects for the control and management of hazardous liquids and water energy optimization of industrial plants	In process	1,369	Assets	Property, plant and equipment	454	2023
		TOTAL	44,908			16,726

		Disbursements undertaken 2021				Committed disbursements
12-31-2021		State	Amount	Asset	Asset/expense	Amount	Estimated
Company	Name of project	of project	ThU.S.$	expense	destination item	ThU.S.$	date
Celulosa Arauco y Constitucion S.A.	Environmental improvement studies	In process	19,802	Assets	Property, plant and equipment	14,049	2022
Celulosa Arauco y Constitucion S.A.	Environmental improvement studies	Finished	248	Assets	Property, plant and equipment	14	2022
Celulosa Arauco y Constitucion S.A.	Investment projects for the control and management of hazardous liquids and water energy optimization of industrial plants	In process	410	Assets	Property, plant and equipment	5,244	2022
Celulosa Arauco y Constitucion S.A.	Environmental improvement studies	In process	11,860	Expenses	Operating costs	-	2022
Celulosa Arauco y Constitucion S.A.	Expansion of solid industrial waste dumpsite for management of these in the future	In process	10,367	Expenses	Operating costs	-	2022
Arauco Argentina S.A.	Expansion of solid industrial waste dumpsite for management of these in the future	In process	1,856	Assets	Property, plant and equipment	590	2022
Arauco Argentina S.A.	Investment projects for the control and management of hazardous liquids and water energy optimization of industrial plants	In process	921	Assets	Property, plant and equipment	581	2022
Maderas Arauco S.A.	Investment projects for the control and management of hazardous liquids and water energy optimization of industrial plants	In process	585	Expenses	Operating costs	-	2022
Maderas Arauco S.A.	Investment projects for the control and management of hazardous liquids and water energy optimization of industrial plants	In process	423	Assets	Property, plant and equipment	66	2022
Maderas Arauco S.A.	Investment projects for the control and management of hazardous liquids and water energy optimization of industrial plants	Finished	618	Assets	Property, plant and equipment	6	2022
Forestal Arauco S.A.	Environmental improvement studies	In process	1,280	Expenses	Administration expenses	504	2022
Celulosa y Energía Punta Pereira S.A.	Investment projects for the control and management of hazardous liquids and water energy optimization of industrial plants	Finished	948	Assets	Property, plant and equipment	-	-
Arauco North America, Inc	Environmental improvement studies	Finished	222	Assets	Property, plant and equipment	-	-
Arauco North America, Inc	Investment projects for the control and management of hazardous liquids and water energy optimization of industrial plants	Finished	205	Assets	Property, plant and equipment	-	-
Arauco North America, Inc	Investment projects for the control and management of gas emissions from industrial process	Finished	997	Assets	Property, plant and equipment	-	-
		TOTAL	50,742			21,054